CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	2015 and 2018 Share Incentive Plan CNY (¥) shares	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock Class A Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Common Stock Class B Ordinary Shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital 2015 and 2018 Share Incentive Plan CNY (¥)	(Accumulated Deficit) Retained Earnings CNY (¥)	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Total Equity Attributable to Shareholders of the Company CNY (¥)	Total Equity Attributable to Shareholders of the Company 2015 and 2018 Share Incentive Plan CNY (¥)	Total Equity Attributable to Shareholders of the Company Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Non-Controlling Interest CNY (¥)
Balances (in shares) at Dec. 31, 2017 | shares					25,363,636
Balances (in shares) at Dec. 31, 2018 | shares					90,200,000	117,600,000	90,200,000		117,600,000
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares					18,181,818
Balances at Dec. 31, 2018	¥ 1,070,865						¥ 5		¥ 7			¥ 1,193,174		¥ (95,527)		¥ (29,786)	¥ 1,067,873			¥ 2,992
Balances (in shares) at Dec. 31, 2019 | shares					98,444,732	110,850,000	98,444,732		110,850,000
Net income (loss) attributable to the Company and a non-controlling interest shareholder	293,830													292,170			292,170			1,660
Share-based compensation related to Share Incentive Plan			¥ 43,168										¥ 43,168					¥ 43,168
Securities converted into Ordinary Shares upon the completion of the Initial Public Offering								¥ 1		¥ (1)
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares					6,750,000			6,750,000		(6,750,000)
Issuance of ordinary shares for exercised share options	1,741											1,741					1,741
Issuance of ordinary shares for exercised share options (in shares) | shares			1,494,732		1,494,732		1,494,732
Capital injection in a subsidiary from a non-controlling interest shareholder	3,000																			3,000
Purchase of non-controlling interests	(2,196)											(196)					(196)			(2,000)
Special dividends declared to ordinary shareholders	(46,602)											(46,602)					(46,602)
Appropriation to statutory reserves												1,047		(1,047)
Foreign currency translation adjustment	10,641															10,641	10,641
Balances at Dec. 31, 2019	¥ 1,374,447			¥ (2,405)			¥ 6		¥ 6			1,192,332		195,596	¥ (2,405)	(19,145)	1,368,795		¥ (2,405)	5,652
Balances (in shares) at Dec. 31, 2020 | shares					104,163,686	103,554,546	104,163,686		103,554,546		4,232,169
Accounting Standards Update [Extensible List]	ASU No. 2016-13	ASU No. 2016-13
Net income (loss) attributable to the Company and a non-controlling interest shareholder	¥ 174,446													173,324			173,324			1,122
Share-based compensation related to Share Incentive Plan			¥ 72,203										72,203					72,203
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares					7,295,454			7,295,454		(7,295,454)
Issuance of ordinary shares for exercised share options	8,989											8,989					8,989
Issuance of ordinary shares for exercised share options (in shares) | shares			2,655,669		2,655,669		2,655,669
Repurchase of shares	(54,600)										¥ (54,600)						(54,600)
Repurchase of shares (in shares) | shares					(4,232,169)		(4,232,169)				4,232,169
Purchase of non-controlling interests	(1,286)											1,016					1,016			(2,302)
Dividend to non-controlling interests	(1,236)																			(1,236)
Appropriation to statutory reserves												3,464		(3,464)
Foreign currency translation adjustment	(40,239)															(40,239)	(40,239)
Balances at Dec. 31, 2020	1,530,319						¥ 6		¥ 6		¥ (54,600)	1,278,004		363,051		(59,384)	1,527,083			3,236
Balances (in shares) at Dec. 31, 2021 | shares					105,516,779	103,214,547	105,516,779		103,214,547		6,230,139
Net income (loss) attributable to the Company and a non-controlling interest shareholder	88,891	$ 13,949												88,605			88,605			286
Share-based compensation related to Share Incentive Plan			¥ 47,405										¥ 47,405					¥ 47,405
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares					339,999			339,999		(339,999)
Issuance of ordinary shares for exercised share options	9,941											9,941					9,941
Issuance of ordinary shares for exercised share options (in shares) | shares			3,011,064		3,011,064		3,011,064
Capital injection in a subsidiary from a non-controlling interest shareholder	175											175					175
Repurchase of shares	(12,068)										¥ (12,068)						(12,068)
Repurchase of shares (in shares) | shares					(1,997,970)		(1,997,970)				1,997,970
Appropriation to statutory reserves												1,756		(1,756)
Foreign currency translation adjustment	(13,736)	(2,155)														(13,736)	(13,736)
Balances at Dec. 31, 2021	¥ 1,650,927	$ 259,067					¥ 6		¥ 6		¥ (66,668)	¥ 1,337,281		¥ 449,900		¥ (73,120)	¥ 1,647,405			¥ 3,522